Summary of Significant Accounting Policies (Concentration of credit risk) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowances for accounts receivable
Balance, beginning of year	$ 49,373,296	$ 96,144,543	$ 5,680,658
Provision recorded during the year	551,059	1,076,767	94,704,790
Write-offs in the year	(703,687)	(19,348,014)	(4,240,905)
Recovered in the year	(6,400,000)	(28,500,000)	0
Balance, end of year	42,820,668	49,373,296	96,144,543
Allowances for receivable for sale of Equipment and other fixed assets
Balance, beginning of year	3,944,204	21,120,871	0
Provision recorded during the year	0	0	21,120,871
Write-offs in the year	(3,944,204)	(17,176,667)	0
Recovered in the year	0	0	0
Balance, end of year	$ 0	$ 3,944,204	$ 21,120,871